Other Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Other Financial Information [Abstract]
Other Financial Information

Note 12 — Other Financial Information

ETHANOL SALES AND OTHER – Ethanol sales and other revenue in the Consolidated and Combined Income Statements include the following items:

(Thousands of dollars)	Three Months Ended March 31, 2014	Three Months Ended March 31, 2013
Sales of ethanol and related plant products	$48,789	$65,846
Renewable Identification Numbers (RINs) sales	17,593	13,301
Other	883	764
Total ethanol sales and other revenue	$67,265	$79,911

CASH FLOW DISCLOSURES — Cash income taxes paid (collected), net of refunds, were $50,100,000 and $(38,000) for the three-month periods ended March 31, 2014 and 2013, respectively. Interest paid was $16,250,000 and $127,000 for the three-month periods ended March 31, 2014 and 2013, respectively. Noncash additions to net parent investment related primarily to settlement of income taxes were $0 and $1,155,000 for the three-month periods ended March 31, 2014 and 2013, respectively.

	Three Months Ended March 31,
(Thousands of dollars)	2014	2013
Accounts receivable	$(19,160)	$140,642
Inventories	90,155	57,796
Prepaid expenses	(253)	117
Accounts payable and accrued liabilities	53,990	(146,011)
Income taxes payable	(40,626)	3,654
Current deferred income tax liabilities	646	(993)
Net decrease in noncash operating working capital	$84,752	$55,205

Note 15 — Other Financial Information

ETHANOL SALES AND OTHER – Ethanol sales and other revenue in the Consolidated and Combined Income Statements includes the following items:

(Thousands of dollars)	2013	2012	2011
Sales of ethanol and related plant products	$269,254	$290,158	$207,266
Renewable Identification Numbers (RINs) sales	91,391	8,830	2,924
Other	2,907	2,988	6,614
Total ethanol sales and other revenue	$363,552	$301,976	$216,804

CASH FLOW DISCLOSURES — Cash income taxes paid (collected), net of refunds, were $47,757,000,  $13,036,000 and $43,006,000 for the three years ended December 31, 2013, 2012 and 2011, respectively. Interest paid was $1,647,000,  $479,000 and $452,000 for the years ended December 31, 2013, 2012 and 2011, respectively. Noncash reductions (additions) to net parent investment related primarily to settlement of income taxes were $453,000,  ($6,747,000) and $7,815,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

(Thousands of dollars)	2013	2012	2011
Accounts receivable	$331,679	$(171,115)	$244,828
Inventories	20,532	(29,784)	20,181
Prepaid expenses	(6,623)	(3,187)	(1,391)
Deferred income tax assets	-	-	3,128
Accounts payable and accrued liabilities	(272,371)	230,704	(452,491)
Income taxes payable	7,276	4,396	(96,533)
Current deferred income tax liabilities	(5,628)	1,539	11,232
Net decrease (increase) in noncash operating working capital	$74,865	$32,553	$(271,046)